Borrowed Funds - Summary of Debt (Parenthetical) (Detail)		9 Months Ended	12 Months Ended
	Jan. 18, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
4.875% Senior Notes, Due June 28, 2019
Debt Instrument [Line Items]
Debt instrument, interest rate	4.875%	4.875%	4.875%	4.875%
Debt instrument, maturity date	Jun. 28, 2019	Jun. 28, 2019	Jun. 28, 2019	Jun. 28, 2019
5.375% Senior Notes, Due June 28, 2021
Debt Instrument [Line Items]
Debt instrument, interest rate		5.375%	5.375%	5.375%
Debt instrument, maturity date		Jun. 28, 2021	Jun. 28, 2021	Jun. 28, 2021
7.250% Subordinated Notes, Due June 28, 2029, Callable in 2024
Debt Instrument [Line Items]
Debt instrument, interest rate		7.25%	7.25%	7.25%
Debt instrument, maturity date		Jun. 28, 2029	Jun. 28, 2029	Jun. 28, 2029
6.500% Subordinated Notes, Due March 2025, Callable in 2020
Debt Instrument [Line Items]
Debt instrument, interest rate		6.50%	6.50%	6.50%
Debt instrument, maturity date		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
6.250% Subordinated Notes, Due June 28, 2029, Callable in 2024
Debt Instrument [Line Items]
Debt instrument, interest rate		6.25%	6.25%	6.25%
Debt instrument, maturity date		Jun. 28, 2029	Jun. 28, 2029	Jun. 28, 2029